Other comprehensive income (loss)	12 Months Ended
Mar. 31, 2023
Accumulated Other Comprehensive Income (loss)
Other comprehensive income (loss)
1
5
. Other comprehensive income (loss):
The following tables present changes in
Accumulated other comprehensive income (loss)
for the years ended March 31, 2022 and 2023.

	Millions of yen
	For the year ended March 31, 2022
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥18,316	¥118,574	¥22	¥118,596	¥136,912
Pension liability adjustment (1)	(43,477)	(2,156)	1,830	(326)	(43,803)
Own credit adjustments (2)	(12,983)	46,816	1,031	47,847	34,864

Total	¥(38,144)	¥163,234	¥2,883	¥166,117	¥127,973

	Millions of yen
	For the year ended March 31, 2023
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥136,912	¥109,801	¥(3,946)	¥105,855	¥242,767
Pension liability adjustment (1)	(43,803)	8,615	3,014	11,629	(32,174)
Own credit adjustments (2)	34,864	73,193	(196)	72,997	107,861

Total	¥127,973	¥191,609	¥(1,128)	¥190,481	¥318,454

(1)	See Note 1 2 “ Employee benefit plans ” for further information.
(2)	See Note 2 “ Fair value measurements ” for further information.

The following tables present significant reclassifications out of
Accumulated other comprehensive income (loss)
for the years ended March 31, 2022 and 2023.

	Millions of yen
	For the year ended March 31
	2022	2023	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥(21)	¥4,033	Revenue—Other / Non-interest expenses—Other
	(1)	(87)	Income tax expense

	(22)	3,946	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥(22)	¥3,946	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2022	2023	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Pension liability adjustment:
	¥(2,585)	¥(3,372)	Non-interest expenses—Compensation and benefits / Revenue—Other
	755	358	Income tax expense

	(1,830)	(3,014)	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥(1,830)	¥(3,014)	Net income (loss) attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2022	2023	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Own credit adjustments:
	¥(1,161)	¥334	Revenue—Net gain on trading
	130	(138)	Income tax expense

	(1,031)	196	Net income (loss)

	—	—	Net income attributable to noncontrolling interests

	¥(1,031)	¥196	Net income (loss) attributable to NHI shareholders